UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2009
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Annie Kim
Title:	Assistant Portfolio Manager
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	May 7, 2009

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	92
Form 13F Information Table Value Total:	101,306

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON Corporation                COM              037389103      474    11618 SH       SOLE                                      11618
AT&T Inc                       COM              78387G103     1505    59723 SH       SOLE                                      59723
Alleghany Corp                 COM              017175100      407     1503 SH       SOLE                                       1503
AllianceBernstein Holding LP   COM              01855A101      147    10000 SH       SOLE                                      10000
Altria Group Inc               COM              02209S103     1637   102206 SH       SOLE                                     102206
Apple Inc                      COM              037833100      725     6900 SH       SOLE                                       6900
Archer-Daniels-Midland Corp    COM              039483102      283    10172 SH       SOLE                                      10172
BP PLC Spons ADR               COM              055622104     1258    31362 SH       SOLE                                      31362
Bank of America (New)          COM              060505104      913   133919 SH       SOLE                                     133919
Baxter Int'l Inc               COM              071813109      277     5406 SH       SOLE                                       5406
Berkshire Hathaway Cl B        COM              084670207      753      267 SH       SOLE                                        267
Berkshire Hathaway Inc Cl A    COM              084670108     1300       15 SH       SOLE                                         15
Boeing Co                      COM              097023105      235     6600 SH       SOLE                                       6600
Boston Properties Inc. REIT    COM              101121101      210     6000 SH       SOLE                                       6000
Bristol-Myers Squibb Co        COM              110122108     1853    84544 SH       SOLE                                      84544
Burlington Northern Santa Fe C COM              12189T104      334     5550 SH       SOLE                                       5550
CBS Corp Cl B (from Viacom Con COM              124857202       88    22950 SH       SOLE                                      22950
Caterpillar Inc                COM              149123101      624    22300 SH       SOLE                                      22300
Cheung Kong Holding            COM              166744201      259    30000 SH       SOLE                                      30000
Chevron Corp                   COM              166764100     7154   106388 SH       SOLE                                     106388
Cisco Systems Inc              COM              17275R102      356    21200 SH       SOLE                                      21200
CitiGroup Inc.                 COM              172967101      158    62479 SH       SOLE                                      62479
Coca Cola Enterprises          COM              191219104      528    40000 SH       SOLE                                      40000
Coca-Cola Co                   COM              191216100     3603    81976 SH       SOLE                                      81976
ConocoPhillips                 COM              20825c104      674    17200 SH       SOLE                                      17200
Corporate Office Property Trus COM              22002T108      226     9100 SH       SOLE                                       9100
Diageo PLC ADR                 COM              25243Q205     1758    39285 SH       SOLE                                      39285
EOG Resources Inc              COM              26875P101      274     5000 SH       SOLE                                       5000
Emerson Electric Co            COM              291011104      204     7130 SH       SOLE                                       7130
Enterprise Products Partners L COM              293792107      740    33240 SH       SOLE                                      33240
Expedia Inc (IAC/InterActiveCo COM              30212p105       92    10100 SH       SOLE                                      10100
Exxon Mobil Corporation        COM              30231G102    10387   152531 SH       SOLE                                     152531
Fidelity National Financial, I COM              31620r105      204    10458 SH       SOLE                                      10458
First Industrial Realty Trust  COM              32054k103       49    20000 SH       SOLE                                      20000
Freeport-McMoran Copper & Gold COM              35671d857      699    18340 SH       SOLE                                      18340
General Electric               COM              369604103     2576   254830 SH       SOLE                                     254830
HRPT Properties Trust REIT     COM              40426W101     4010  1257075 SH       SOLE                                    1257075
HSBC Holdings Plc Ltd ADR      COM              404280406      573    20309 SH       SOLE                                      20309
Heinz (H.J.)                   COM              423074103      264     8000 SH       SOLE                                       8000
Home Properties Inc - REIT     COM              437306103      460    15000 SH       SOLE                                      15000
Hugoton Royalty Trust Texas    COM              444717102      124    13000 SH       SOLE                                      13000
IStar Financial - REIT         COM              45031U101      239    85050 SH       SOLE                                      85050
Intel Corp                     COM              458140100      496    33000 SH       SOLE                                      33000
International Business Machine COM              459200101     6385    65896 SH       SOLE                                      65896
JPMorgan Chase & Co.           COM              46625H100     2154    81034 SH       SOLE                                      81034
Johnson & Johnson              COM              478160104     1152    21910 SH       SOLE                                      21910
KeyCorp (New)                  COM              493267108      157    20000 SH       SOLE                                      20000
Kimberly-Clark                 COM              494368103      878    19040 SH       SOLE                                      19040
Kinder Morgan Energy Partners  COM              494550106     2633    56350 SH       SOLE                                      56350
Kraft Foods Inc CL A (Altria s COM              50075n104     1027    46053 SH       SOLE                                      46053
LMP Real Estate Income Fund In COM              755881109       67    20000 SH       SOLE                                      20000
Loews Corp                     COM              540424108     1837    83129 SH       SOLE                                      83129
Lorillard, Inc.                COM              544147101     4237    68631 SH       SOLE                                      68631
MGM Mirage                     COM              552953101       23    10000 SH       SOLE                                      10000
Macy's Inc. (formerly Federate COM              55616P104     1110   124702 SH       SOLE                                     124702
Maguire Properties Inc REIT    COM              559775101       30    42075 SH       SOLE                                      42075
McGraw-Hill Companies Inc      COM              580645109      281    12300 SH       SOLE                                      12300
Medco Health Solutions Inc (Me COM              58405U102     1250    30234 SH       SOLE                                      30234
Merck & Co.                    COM              589331107     4325   161670 SH       SOLE                                     161670
Microsoft Corp                 COM              594918104      220    12000 SH       SOLE                                      12000
Nestle ADR                     COM              641069406      271     8000 SH       SOLE                                       8000
News Corp Inc CL A             COM              65248E104      599    90556 SH       SOLE                                      90556
Nike Inc., Cl B                COM              654106103      469    10000 SH       SOLE                                      10000
Onyx Pharmaceuticals Inc       COM              683399109      285    10000 SH       SOLE                                      10000
Pall Corp                      COM              696429307      222    10851 SH       SOLE                                      10851
PepsiCo                        COM              713448108     1375    26700 SH       SOLE                                      26700
Pfizer, Inc.                   COM              717081103     2581   189475 SH       SOLE                                     189475
Philip Morris International-Al COM              718172109     4188   117706 SH       SOLE                                     117706
Procter & Gamble Co Com        COM              742718109     2107    44739 SH       SOLE                                      44739
Public Storage - REIT          COM              74460D109      440     7971 SH       SOLE                                       7971
Qualcomm                       COM              747525103      875    22500 SH       SOLE                                      22500
Royal Dutch Shell PLC - ADR A  COM              780259206     2915    65800 SH       SOLE                                      65800
Sears Holdings Corp            COM              812350106      229     5000 SH       SOLE                                       5000
Singapore Airlines             COM              870794302      593    87911 SH       SOLE                                      87911
Sunstone Hotel Investors, Inc. COM              867892101       58    21902 SH       SOLE                                      21902
Swire Pacific Ltd Spons ADR Rp COM              870794302      267    40000 SH       SOLE                                      40000
Sysco Corp                     COM              871829107      228    10000 SH       SOLE                                      10000
Tanger Factory Outlet REIT     COM              875465106      389    12600 SH       SOLE                                      12600
Target Corp-frmly Dayton Hudso COM              87612E106     1798    52270 SH       SOLE                                      52270
Texas Instruments Inc.         COM              882508104      165    10000 SH       SOLE                                      10000
U.S. Bancorp (Formerly First B COM              902973106      216    14789 SH       SOLE                                      14789
United Technologies Corp       COM              913017109      619    14400 SH       SOLE                                      14400
Verizon                        COM              92343V104      762    25236 SH       SOLE                                      25236
WalMart Stores                 COM              931142103     1204    23100 SH       SOLE                                      23100
Zimmer Holdings Inc            COM              98956P102      260     7122 SH       SOLE                                       7122
Corts Tr for Ford Mtr 8% Call                   22082K209       56    10000 SH       SOLE                                      10000
GE Cap 6.625% Pref. Callable 3                  369622527      431    20000 SH       SOLE                                      20000
IStar Financial Pfd REIT 7.5%                   45031u804       47    10000 SH       SOLE                                      10000
Maguire Prop Inc 7.625% Callab                  559775200       13    10000 SH       SOLE                                      10000
Public Storage Ser I 7.25% Cal                  74460D299      530    27200 SH       SOLE                                      27200
Royal Bk of Scotland PLC 6.75%                  780097754       59    10000 SH       SOLE                                      10000
Ford Motor Tr II 6.5% Call 30                   345395206      158    19800 SH       SOLE                                      19800